Hedging (Hedge Portfolio) (Details) In Millions, unless otherwise specified	Dec. 31, 2011 Mg		Dec. 31, 2012 Purchased euro put options settling in 2013 USD ($)	Dec. 31, 2012 Purchased euro put options settling in 2013 EUR (€)	Dec. 31, 2012 Sold euro call options settling in 2013 USD ($)	Dec. 31, 2012 Sold euro call options settling in 2013 EUR (€)	Dec. 31, 2012 Average rate forward contracts settling in 2013 USD ($)	Dec. 31, 2012 Average rate forward contracts settling in 2013 EUR (€)	Dec. 31, 2012 2013 Mg		Dec. 31, 2012 2014 Mg		Dec. 31, 2012 2015 Mg		Dec. 31, 2012 30 day euro forward contract USD ($)	Dec. 31, 2012 30 day euro forward contract EUR (€)
Derivative
Notional amount of currency derivatives designated cash flow hedges				€ 212		€ 212		€ 148
Currency derivatives designated cash flow hedges contract average of price (in USD per euro)			1.20		1.28		1.23
Notional amount of fuel derivatives designated cash flow hedges (in mt)	74,655	[1]							76,701	[1]	108,416	[1]	74,640	[1]
Fuel derivatives designated cash flow hedges contract average rate (in USD per mt)									497	[1]	587	[1]	564	[1]
Notional amount of foreign currency derivative instruments not designated as hedging instruments																€ 50
Foreign currency derivative instruments not designated as hedging instruments average forward exchange rate (in US per Euro)															1.32

[1]	1 As described in the paragraph above, new cash flow hedge relationships were established for certain bunker fuel forward contracts in 2011. These changes result in hedge rates for accounting purposes that are different from those in the hedge contract terms.